Segment Information (Schedule Of Segment Reporting By Geographic Area And Property Type) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Rental Revenue: Class A Office									$ 1,987,671	$ 1,715,425	$ 1,606,655
Rental Revenue: Office/Technical									55,525	39,218	41,585
Rental Revenue: Residential									22,318	20,568	6,617
Rental Revenue: Hotel									40,330	37,915	34,529
Rental Revenue Total									2,105,844	1,813,126	1,689,386
Total revenue	576,199	571,481	510,033	477,826	478,047	464,220	466,197	438,722	2,135,539	1,847,186	1,722,792
Rental Revenue: % of Grand Totals									100.00%	100.00%	100.00%
Rental Expenses: Class A Office									716,049	617,482	555,664
Rental Expenses: Office/Technical									14,777	10,614	11,525
Rental Expenses: Residential									12,130	10,992	5,479
Rental Expenses: Hotel									28,447	28,120	26,128
Rental Expenses: Total									771,403	667,208	598,796
Rental Expenses: % Of Grand Totals									100.00%	100.00%	100.00%
Net Operating Income									1,334,441	1,145,918	1,090,590
Net Operating Income: % of Grand Totals									100.00%	100.00%	100.00%
Boston [Member]
Segment Reporting Information [Line Items]
Rental Revenue: Class A Office									665,991	617,652	537,743
Rental Revenue: Office/Technical									22,617	22,460	25,349
Rental Revenue: Residential									4,395	3,936	985
Rental Revenue: Hotel									40,330	37,915	34,529
Rental Revenue Total									733,333	681,963	598,606
Rental Revenue: % of Grand Totals									34.82%	37.61%	35.43%
Rental Expenses: Class A Office									259,997	242,904	206,469
Rental Expenses: Office/Technical									6,879	6,499	7,245
Rental Expenses: Residential									1,823	1,675	521
Rental Expenses: Hotel									28,447	28,120	26,128
Rental Expenses: Total									297,146	279,198	240,363
Rental Expenses: % Of Grand Totals									38.52%	41.85%	40.14%
Net Operating Income									436,187	402,765	358,243
Net Operating Income: % of Grand Totals									32.69%	35.15%	32.85%
New York [Member]
Segment Reporting Information [Line Items]
Rental Revenue: Class A Office									725,566	543,194	521,439
Rental Revenue: Office/Technical									0	0	0
Rental Revenue: Residential									0	0	0
Rental Revenue: Hotel									0	0	0
Rental Revenue Total									725,566	543,194	521,439
Rental Revenue: % of Grand Totals									34.46%	29.96%	30.87%
Rental Expenses: Class A Office									251,640	187,987	181,269
Rental Expenses: Office/Technical									0	0	0
Rental Expenses: Residential									0	0	0
Rental Expenses: Hotel									0	0	0
Rental Expenses: Total									251,640	187,987	181,269
Rental Expenses: % Of Grand Totals									32.62%	28.18%	30.27%
Net Operating Income									473,926	355,207	340,170
Net Operating Income: % of Grand Totals									35.51%	31.00%	31.19%
San Francisco [Member]
Segment Reporting Information [Line Items]
Rental Revenue: Class A Office									214,755	208,177	207,003
Rental Revenue: Office/Technical									17,259	494	0
Rental Revenue: Residential									0	0	0
Rental Revenue: Hotel									0	0	0
Rental Revenue Total									232,014	208,671	207,003
Rental Revenue: % of Grand Totals									11.02%	11.51%	12.25%
Rental Expenses: Class A Office									77,905	75,542	72,122
Rental Expenses: Office/Technical									3,708	149	0
Rental Expenses: Residential									0	0	0
Rental Expenses: Hotel									0	0	0
Rental Expenses: Total									81,613	75,691	72,122
Rental Expenses: % Of Grand Totals									10.58%	11.34%	12.05%
Net Operating Income									150,401	132,980	134,881
Net Operating Income: % of Grand Totals									11.27%	11.60%	12.37%
Washington, DC [Member]
Segment Reporting Information [Line Items]
Rental Revenue: Class A Office									381,359	346,402	340,470
Rental Revenue: Office/Technical									15,649	16,264	16,236
Rental Revenue: Residential									17,923	16,632	5,632
Rental Revenue: Hotel									0	0	0
Rental Revenue Total									414,931	379,298	362,338
Rental Revenue: % of Grand Totals									19.70%	20.92%	21.45%
Rental Expenses: Class A Office									126,507	111,049	95,804
Rental Expenses: Office/Technical									4,190	3,966	4,280
Rental Expenses: Residential									10,307	9,317	4,958
Rental Expenses: Hotel									0	0	0
Rental Expenses: Total									141,004	124,332	105,042
Rental Expenses: % Of Grand Totals									18.28%	18.63%	17.54%
Net Operating Income									$ 273,927	$ 254,966	$ 257,296
Net Operating Income: % of Grand Totals									20.53%	22.25%	23.59%